Intangible Assets	12 Months Ended
Dec. 31, 2014
Intangible Assets
Intangible Assets

7. Intangible Assets

        Intangible assets in the accompanying consolidated balance sheets are summarized as follows:

	December 31, 2014
	Weighted Amortization Period	Gross Intangible Asset	Accumulated Amortization	Net Intangible Asset
Core deposit intangibles	5.0 years	$2,380	$1,170	$1,210
Other intangible assets	4.9 years	107	56	51

		$2,487	$1,226	$1,261

	December 31, 2013
	Weighted Amortization Period	Gross Intangible Asset	Accumulated Amortization	Net Intangible Asset
Core deposit intangibles	6.0 years	$2,380	$875	$1,505
Other intangible assets	5.9 years	107	45	62

		$2,487	$920	$1,567

        For the year ended December 31, 2014, 2013, and 2012, amortization expense related to intangible assets totaled approximately $306, $308, and $308, respectively. The estimated aggregate future amortization expense for intangible assets remaining as of December 31, 2014 was as follows:

Year	Amount
2015	301
2016	297
2017	297
2018	206
2019	87
Thereafter	73

$1,261